Pioneer Floating Rate Fund
Schedule of Investments  |  January 31, 2025

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.2%
	Senior Secured Floating Rate Loan Interests — 81.2% of Net Assets*(a)
	Advanced Materials — 1.1%
1,451,339	Gemini HDPE LLC, 2027 Advance, 7.552% (Term SOFR + 300 bps), 12/31/27	$ 1,456,782
2,738,105	Groupe Solmax, Inc., Initial Term Loan, 9.34% (Term SOFR + 475 bps), 5/29/28	2,530,009
	Total Advanced Materials	$3,986,791

	Advertising Sales — 0.2%
801,452	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (Term SOFR + 400 bps), 8/21/28	$ 803,957
	Total Advertising Sales	$803,957

	Advertising Services — 0.7%
1,619,587	Dotdash Meredith, Inc., Term B-1 Loan, 7.837% (Term SOFR + 350 bps), 12/1/28	$ 1,631,735
947,589	Neptune BidCo US Inc., First Lien Dollar Term B Loan, 9.389% (Term SOFR + 500 bps), 4/11/29	799,528
	Total Advertising Services	$2,431,263

	Aerospace & Defense — 0.8%
457,000(b)	Goat Holdco LLC, Term B Loan, 12/10/31	$ 458,476
2,233,010	Propulsion (BC) Newco LLC, Amendment No. 4 Replacement Term Loan, 7.579% (Term SOFR + 325 bps), 9/14/29	2,257,015
	Total Aerospace & Defense	$2,715,491

	Airlines — 0.6%
1,009,305	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 9.305% (Term SOFR + 475 bps), 4/20/28	$ 1,035,564
1,136,800	American Airlines, Inc., 2024 Replacement Term Loan, 6.556% (Term SOFR + 225 bps), 2/15/28	1,141,329
	Total Airlines	$2,176,893

	Airport Development & Maintenance — 0.4%
1,316,542	Apple Bidco LLC, First Lien Initial Term Loan, 7.176% (Term SOFR + 275 bps), 9/22/28	$ 1,326,233
	Total Airport Development & Maintenance	$1,326,233

1Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Apparel Manufacturers — 0.1%
331,960	Hanesbrands Inc., Initial Tranche B Term Loan, 8.062% (Term SOFR + 375 bps), 3/8/30	$ 336,109
	Total Apparel Manufacturers	$336,109

	Appliances — 0.6%
2,234,222	AI Aqua Merger Sub, Inc., 2025 Refinancing Term B Loan, 7.337% (Term SOFR + 300 bps), 7/31/28	$ 2,242,339
	Total Appliances	$2,242,339

	Applications Software — 2.0%
676,218	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 7.579% (Term SOFR + 325 bps), 7/6/29	$ 646,887
497,436	ConnectWise LLC, Initial Term Loan, 8.09% (Term SOFR + 350 bps), 9/29/28	501,322
1,220,637	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.09% (Term SOFR + 350 bps), 11/6/28	1,219,111
880,235	Flash Charm, Inc., First Lien Incremental Term Loan, 8.071% (Term SOFR + 350 bps), 3/2/28	836,223
1,744,552(c)	Loyalty Ventures, Inc., Term B Loan, 11.46% (LIBOR + 650 bps), 11/3/27	130,841
2,263,702	RealPage, Inc., First Lien Initial Term Loan, 7.59% (Term SOFR + 300 bps), 4/24/28	2,264,488
1,306,361	SS&C Technologies Holdings, Inc., Term B-8 Loan, 6.312% (Term SOFR + 200 bps), 5/9/31	1,311,324
	Total Applications Software	$6,910,196

	Auto Parts & Equipment — 2.2%
441,166	Adient US LLC, Term B-2 Loan, 6.562% (Term SOFR + 225 bps), 1/31/31	$ 442,986
4,333,357(b)	First Brands Group LLC, First Lien 2021 Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	4,262,940
3,054,692	IXS Holdings, Inc., Initial Term Loan, 8.679% (Term SOFR + 425 bps), 3/5/27	3,054,056
	Total Auto Parts & Equipment	$7,759,982

	Auto Repair Centers — 0.7%
2,571,080	Champions Holdco, Inc., Initial Term Loan, 9.271% (Term SOFR + 475 bps), 2/23/29	$ 2,352,538
	Total Auto Repair Centers	$2,352,538

	Auto-Truck Trailers — 0.7%
2,674,375	Novae LLC, Tranche B Term Loan, 9.411% (Term SOFR + 500 bps), 12/22/28	$ 2,537,313
	Total Auto-Truck Trailers	$2,537,313

Pioneer Floating Rate Fund | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 0.1%
396,000	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 8.329% (Term SOFR + 400 bps), 3/31/28	$ 398,227
	Total Beverages	$398,227

	Building & Construction — 0.3%
1,119,017	Service Logic Acquisition, Inc., Relevant Term Loan, 7.812% (Term SOFR + 350 bps), 10/29/27	$ 1,131,606
	Total Building & Construction	$1,131,606

	Building & Construction Products — 1.2%
970,000	Chariot Buyer LLC, First Lien Initial Term Loan, 7.662% (Term SOFR + 325 bps), 11/3/28	$ 975,835
1,433,954	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.656% (Term SOFR + 325 bps), 4/12/28	1,368,978
745,023	LHS Borrower LLC, Initial Term Loan, 9.162% (Term SOFR + 475 bps), 2/16/29	718,016
1,243,112	Potters Industries LLC, 2024 Incremental Term Loan, 8.041% (Term SOFR + 375 bps), 12/14/27	1,255,544
	Total Building & Construction Products	$4,318,373

	Building Production — 0.7%
1,231,351	Koppers Inc., Term B-2 Loan, 6.81% (Term SOFR + 250 bps), 4/10/30	$ 1,239,431
1,015,000(b)	Quikrete Holdings, Inc., Term Loan B, 1/31/32	1,021,344
203,463	Summit Materials LLC, Term B-2 Loan, 6.055% (Term SOFR + 175 bps), 1/12/29	203,955
	Total Building Production	$2,464,730

	Building-Air & Heating — 0.1%
331,182	EMRLD Borrower LP, Initial Term B Loan, 6.933% (Term SOFR + 250 bps), 5/31/30	$ 332,631
	Total Building-Air & Heating	$332,631

	Cable & Satellite Television — 1.0%
684,962	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.802% (Term SOFR + 525 bps), 8/2/29	$ 681,377
822,937	Midcontinent Communications, 2024 Term Loan, 6.805% (Term SOFR + 250 bps), 8/16/31	829,110
2,058,713	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 7.676% (Term SOFR + 325 bps), 9/25/26	1,847,266
	Total Cable & Satellite Television	$3,357,753

3Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Casino Hotels — 0.6%
2,187,894	Century Casinos, Inc., Term B Facility Loan, 10.426% (Term SOFR + 600 bps), 4/2/29	$ 2,155,076
	Total Casino Hotels	$2,155,076

	Casino Services — 0.5%
389,060	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.562% (Term SOFR + 225 bps), 2/6/31	$ 391,046
1,285,259	Everi Holdings, Inc., Term B Loan, 6.926% (Term SOFR + 250 bps), 8/3/28	1,289,918
90,408	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.952% (Term SOFR + 765 bps), 10/2/28	83,627
181,355	Lucky Bucks LLC, Priority Second Out Term Loan, 11.952% (Term SOFR + 765 bps), 10/2/29	153,245
	Total Casino Services	$1,917,836

	Cellular Telecom — 1.0%
1,964,263	Altice France S.A., USD TLB-[14] Loan, 9.802% (Term SOFR + 550 bps), 8/15/28	$ 1,658,575
1,661,794	CCI Buyer, Inc., First Lien Initial Term Loan, 8.329% (Term SOFR + 400 bps), 12/17/27	1,671,141
	Total Cellular Telecom	$3,329,716

	Chemicals-Diversified — 1.6%
290,912	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC), 2024 Refinancing Term Loan, 8.84% (Term SOFR + 425 bps), 8/18/28	$ 292,094
1,131,449	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.662% (Term SOFR + 425 bps), 4/2/29	1,131,449
443,250	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 8.162% (Term SOFR + 375 bps), 3/14/30	444,912
1,835,417	Ineos US Finance LLC, 2030 Dollar Term Loan, 7.562% (Term SOFR + 325 bps), 2/18/30	1,839,240
1,900,160	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.926% (Term SOFR + 350 bps), 10/15/28	1,912,036
	Total Chemicals-Diversified	$5,619,731

	Chemicals-Plastics — 0.5%
1,594,481	Bakelite US Holdco, Inc., Initial Loan, 8.087% (Term SOFR + 375 bps), 12/23/31	$ 1,594,481
	Total Chemicals-Plastics	$1,594,481

	Chemicals-Specialty — 1.5%
1,258,583	Axalta Coating Systems U.S. Holdings, Inc., Term B-7 Dollar Loan, 6.079% (Term SOFR + 175 bps), 12/20/29	$ 1,265,137
Pioneer Floating Rate Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
1,240,625	Element Solutions Inc.(Macdermid, Inc.), Tranche B-3 Term Loan, 6.062% (Term SOFR + 175 bps), 12/18/30	$ 1,246,718
870,458	Mativ Holdings, Inc., Term B Loan, 8.176% (Term SOFR + 375 bps), 4/20/28	869,914
243,663	Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 7.657% (Term SOFR + 325 bps), 4/3/28	245,947
594,011	Nouryon Finance B.V., November 2024 B-2 Dollar Term Loan, 7.809% (Term SOFR + 325 bps), 4/3/28	599,209
1,000,000	Tronox Finance LLC, 2024 First Lien B2 Term Loan, 6.601% (Term SOFR + 225 bps), 4/4/29	1,003,125
	Total Chemicals-Specialty	$5,230,050

	Commercial Services — 1.3%
970,224	AEA International Holdings (Luxembourg) S.a.r.l., First Lien New Term Loan, 7.079% (Term SOFR + 275 bps), 9/7/28	$ 979,927
1,184,344	ArchKey Holdings Inc., Initial Term Loan, 9.087% (Term SOFR + 475 bps), 10/10/31	1,192,486
1,459,665	DS Parent, Inc., Term Loan B, 9.829% (Term SOFR + 550 bps), 1/31/31	1,381,208
403,428	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 7.575% (Term SOFR + 325 bps), 12/15/28	406,453
498,750	Vestis Corp., Term B-1 Loan, 6.764% (Term SOFR + 225 bps), 2/22/31	500,517
	Total Commercial Services	$4,460,591

	Computer Data Security — 0.6%
1,948,026	Precisely Software, Inc., First Lien Third Amendment Term Loan, 8.552% (Term SOFR + 400 bps), 4/24/28	$ 1,935,547
	Total Computer Data Security	$1,935,547

	Computer Services — 1.7%
1,739,322	Ahead DB Holdings LLC, First Lien Term B-3 Loan, 7.829% (Term SOFR + 300 bps), 2/1/31	$ 1,754,421
661,000	Amentum Holdings, Inc., Initial Term Loan, 6.562% (Term SOFR + 225 bps), 9/29/31	659,926
1,383,532	Fortress Intermediate 3, Inc., Initial Term Loan, 7.812% (Term SOFR + 350 bps), 6/27/31	1,389,152
746,241	KBR, Inc., Term B Facility, 6.312% (Term SOFR + 200 bps), 1/17/31	750,827
1,278,575	Maximus, Inc., Initial Tranche B Term Loan, 6.312% (Term SOFR + 200 bps), 5/30/31	1,289,762
	Total Computer Services	$5,844,088

5Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Computer Software — 0.4%
1,361,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.176% (Term SOFR + 375 bps), 10/16/28	$ 1,225,350
	Total Computer Software	$1,225,350

	Computers-Integrated Systems — 0.1%
308,267	NCR Atleos Corp., New Term B Loan, 8.053% (Term SOFR + 375 bps), 4/16/29	$ 310,771
	Total Computers-Integrated Systems	$310,771

	Computers-Memory Devices — 0.2%
868,000(b)	SanDisk Corp., Term Loan B, 12/13/31	$ 859,320
	Total Computers-Memory Devices	$859,320

	Consulting Services — 0.7%
2,382,860	Ankura Consulting Group LLC, 2024-2 First Lien Repricing Term Loan, 7.812% (Term SOFR + 350 bps), 12/29/31	$ 2,394,476
	Total Consulting Services	$2,394,476

	Consumer Products — 0.2%
771,503(b)	Reynolds Consumer Products LLC, Initial Term Loan, 2/4/27	$ 775,264
	Total Consumer Products	$775,264

	Containers-Paper & Plastic — 0.3%
1,149,225	Ring Container Technologies Group LLC, 2024 Refinancing Term Loan, 7.062% (Term SOFR + 275 bps), 8/12/28	$ 1,154,971
	Total Containers-Paper & Plastic	$1,154,971

	Cruise Lines — 0.2%
578,550	LC Ahab US Bidco LLC, Initial Term Loan, 7.312% (Term SOFR + 300 bps), 5/1/31	$ 582,528
	Total Cruise Lines	$582,528

	Diagnostic Equipment — 0.7%
2,437,902	Curia Global, Inc., 2021 First Lien Term Loan, 8.162% (Term SOFR + 375 bps), 8/30/26	$ 2,333,275
	Total Diagnostic Equipment	$2,333,275

Pioneer Floating Rate Fund | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Dialysis Centers — 0.9%
1,296,750	DaVita, Inc., Extended Tranche B-1 Term Loan, 6.312% (Term SOFR + 200 bps), 5/9/31	$ 1,300,927
2,031,372	U.S. Renal Care, Inc., Closing Date Term Loan, 9.426% (Term SOFR + 500 bps), 6/20/28	1,895,946
	Total Dialysis Centers	$3,196,873

	Direct Marketing — 0.3%
1,018,329	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.062% (Term SOFR + 275 bps), 3/3/30	$ 1,026,239
	Total Direct Marketing	$1,026,239

	Disposable Medical Products — 1.0%
1,550,464	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.562% (Term SOFR + 225 bps), 10/23/28	$ 1,560,154
1,826,206	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.562% (Term SOFR + 325 bps), 5/30/31	1,835,337
	Total Disposable Medical Products	$3,395,491

	Distribution & Wholesale — 1.7%
1,361,587	AIP RD Buyer Corp., First Lien Term B Loan, 8.312% (Term SOFR + 400 bps), 12/23/30	$ 1,364,567
1,338,275	Barentz Midco B.V., USD Facility B2, 8.429% (Term SOFR + 400 bps), 3/3/31	1,347,754
827,925	Gates Corp., Initial B-5 Dollar Term Loan, 6.062% (Term SOFR + 175 bps), 6/4/31	830,089
883,000(b)	Gloves Buyer, Inc., Initial Term Loan, 1/17/32	882,448
981,819	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.337% (Term SOFR + 300 bps), 6/20/31	985,091
594,015	Windsor Holdings III LLC, 2024 September Dollar Term B Loan, 7.802% (Term SOFR + 350 bps), 8/1/30	599,584
	Total Distribution & Wholesale	$6,009,533

	E-Commerce — 0.3%
1,218,884	TouchTunes Music Group LLC, First Lien Tranche B-1 Term Loan, 9.079% (Term SOFR + 475 bps), 4/2/29	$ 1,221,678
	Total E-Commerce	$1,221,678

	Electric-Generation — 2.1%
650,370	Alpha Generation LLC, Initial Term B Loan, 7.062% (Term SOFR + 275 bps), 9/30/31	$ 654,841
2,010,876	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.562% (Term SOFR + 525 bps), 4/3/28	2,015,544
1,247,179	Edgewater Generation LLC, Refinancing Term Loan, 8.562% (Term SOFR + 425 bps), 8/1/30	1,258,481
7Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Electric-Generation — (continued)
1,578,638	Hamilton Projects Acquiror LLC, Term Loan, 7.312% (Term SOFR + 300 bps), 5/31/31	$ 1,594,178
913,710	Thunder Generation Funding LLC, Term Loan, 7.329% (Term SOFR + 300 bps), 10/3/31	920,237
892,433	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.062% (Term SOFR + 175 bps), 12/20/30	894,478
	Total Electric-Generation	$7,337,759

	Electric-Integrated — 0.3%
840,195	Constellation Renewables LLC, Loan, 6.764% (Term SOFR + 225 bps), 12/15/27	$ 843,031
310,979	Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, 6.854% (Term SOFR + 250 bps), 12/13/31	312,728
	Total Electric-Integrated	$1,155,759

	Electronic Composition — 0.2%
653,036	Natel Engineering Co., Inc., Initial Term Loan, 10.676% (Term SOFR + 625 bps), 4/30/26	$ 617,936
	Total Electronic Composition	$617,936

	Engines — 1.5%
1,720,154(b)	Arcline FM Holdings LLC, 2024-2 First Lien New Term Loan, 9.567% (Term SOFR + 450 bps), 6/23/28	$ 1,725,709
992,500	INNIO Group Holding GmbH, 2025 Amended USD Facility B Loan, 6.807% (Term SOFR + 250 bps), 11/2/28	999,117
2,605,191	LSF12 Badger Bidco LLC, Initial Term Loan, 10.312% (Term SOFR + 600 bps), 8/30/30	2,588,908
	Total Engines	$5,313,734

	Enterprise Software & Services — 1.8%
2,028,579	Cloud Software Group, Inc., Sixth Amendment Term Loan, 8.079% (Term SOFR + 375 bps), 3/21/31	$ 2,044,700
1,015,000(b)	Genesys Cloud Services Holdings I LLC, Term Loan, 1/24/32	1,019,123
580,000	Helios Software Holdings, Inc. (ION Corporate Solutions Finance S.a.r.l.), 2024-B Dollar Term Loan, 7.829% (Term SOFR + 350 bps), 7/18/30	585,256
1,761,723	Open Text Corp., 2023 Replacement Term Loan, 6.062% (Term SOFR + 175 bps), 1/31/30	1,766,127
972,662	Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 7.579% (Term SOFR + 325 bps), 10/26/30	984,010
	Total Enterprise Software & Services	$6,399,216

Pioneer Floating Rate Fund | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Investment Banker — 0.8%
1,347,726	Citadel Securities LP, 2024-1 Term Loan, 6.329% (Term SOFR + 200 bps), 10/31/31	$ 1,356,617
901,317	Hudson River Trading LLC, Term B-1 Loan, 7.297% (Term SOFR + 300 bps), 3/18/30	906,293
662,000	Jefferies Finance LLC, Initial Term Loan, 7.302% (Term SOFR + 300 bps), 10/21/31	665,517
	Total Finance-Investment Banker	$2,928,427

	Finance-Leasing Company — 0.3%
1,204,036	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.899% (Term SOFR + 150 bps), 2/12/27	$ 1,204,926
	Total Finance-Leasing Company	$1,204,926

	Food-Catering — 0.4%
1,218,933(b)	Aramark Intermediate HoldCo Corp., U.S. Term B-8 Loan, 6.312% (Term SOFR + 200 bps), 6/22/30	$ 1,226,678
	Total Food-Catering	$1,226,678

	Food-Confectionery — 0.5%
1,592,010	Fiesta Purchaser, Inc., First Refinancing Term Loan, 7.562% (Term SOFR + 325 bps), 2/12/31	$ 1,598,104
	Total Food-Confectionery	$1,598,104

	Food-Dairy Products — 1.3%
4,386,300	Chobani LLC, Term Loan, 6.802% (Term SOFR + 250 bps), 10/25/27	$ 4,417,828
	Total Food-Dairy Products	$4,417,828

	Food-Miscellaneous/Diversified — 0.4%
1,296,750	B&G Foods, Inc., Term B-5 Term Loan, 7.812% (Term SOFR + 350 bps), 10/10/29	$ 1,300,802
	Total Food-Miscellaneous/Diversified	$1,300,802

	Footwear & Related Apparel — 0.2%
625,000	Crocs, Inc., 2024 Refinancing Term Loan, 6.579% (Term SOFR + 225 bps), 2/19/29	$ 628,949
	Total Footwear & Related Apparel	$628,949

	Gambling (Non-Hotel) — 0.4%
504,900	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.079% (Term SOFR + 175 bps), 11/30/30	$ 506,794
789,920	Light and Wonder International, Inc., Term B-2 Loan, 6.551% (Term SOFR + 225 bps), 4/15/29	792,964
	Total Gambling (Non-Hotel)	$1,299,758

9Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Golf — 0.2%
659,750	Topgolf Callaway Brands Corp., Initial Term Loan, 7.312% (Term SOFR + 300 bps), 3/15/30	$ 659,986
	Total Golf	$659,986

	Hazardous Waste Disposal — 0.3%
1,170,309	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 8.337% (Term SOFR + 400 bps), 10/17/30	$ 1,179,330
	Total Hazardous Waste Disposal	$1,179,330

	Home Furnishings — 0.3%
913,000	Tempur Sealy International, Inc., 2024 Term B Loan, 6.84% (Term SOFR + 250 bps), 10/24/31	$ 917,793
	Total Home Furnishings	$917,793

	Hotels & Motels — 0.8%
1,913,839	Playa Resorts Holding B.V., 2022 Term Loan, 7.062% (Term SOFR + 275 bps), 1/5/29	$ 1,923,083
992,500	Travel + Leisure Co., 2024 Incremental Term Loan, 6.927% (Term SOFR + 250 bps), 12/14/29	998,703
	Total Hotels & Motels	$2,921,786

	Human Resources — 0.1%
369,600	Ingenovis Health, Inc., First Lien Initial Term Loan, 9.026% (Term SOFR + 425 bps), 3/6/28	$ 188,496
	Total Human Resources	$188,496

	Independent Power Producer — 0.5%
675,152	EFS Cogen Holdings I LLC, Term B Advance, 7.805% (Term SOFR + 350 bps), 10/3/31	$ 679,654
1,180,043	Lightning Power, LLC, Initial Term B Loan, 7.579% (Term SOFR + 325 bps), 8/18/31	1,188,050
	Total Independent Power Producer	$1,867,704

	Insurance Brokers — 0.7%
1,925,480	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.312% (Term SOFR + 300 bps), 2/15/31	$ 1,937,396
612,281	USI, Inc., 2024-C Term Loan, 6.579% (Term SOFR + 225 bps), 9/29/30	613,046
	Total Insurance Brokers	$2,550,442

Pioneer Floating Rate Fund | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Content — 0.7%
2,329,178	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 8.574% (Term SOFR + 425 bps), 5/3/28	$ 2,311,709
	Total Internet Content	$2,311,709

	Internet Financial Services — 0.4%
747,128	Acuris Finance US, Inc., 2024 Dollar Term Loan, 8.079% (Term SOFR + 375 bps), 2/16/28	$ 754,054
666,088	ION Trading Finance Ltd., 2024-B Dollar Term Loan, 7.829% (Term SOFR + 350 bps), 4/1/28	668,262
	Total Internet Financial Services	$1,422,316

	Internet Security — 0.2%
639,000	Proofpoint, Inc., 2024 Refinancing First Lien Term Loan, 7.312% (Term SOFR + 300 bps), 8/31/28	$ 643,473
	Total Internet Security	$643,473

	Investment Management & Advisory Services — 1.5%
1,862,362	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.375% (Term SOFR + 300 bps), 11/1/30	$ 1,870,044
586,000	CPI Holdco B LLC, First Amendment Incremental Term Loan, 6.562% (Term SOFR + 225 bps), 5/17/31	587,587
990,330	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.312% (Term SOFR + 300 bps), 4/7/28	999,064
310,000	GTCR Everest Borrower LLC, Initial Term Loan, 7.079% (Term SOFR + 275 bps), 9/5/31	311,114
1,533,549	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.291% (Term SOFR + 500 bps), 5/30/27	1,486,584
	Total Investment Management & Advisory Services	$5,254,393

	Lasers-System & Components — 0.3%
1,147,818	Coherent Corp., Term B-2 Loan, 6.312% (Term SOFR + 200 bps), 7/2/29	$ 1,155,171
	Total Lasers-Syst/Components	$1,155,171

	Lottery Services — 0.4%
1,496,250	Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan, 7.296% (Term SOFR + 300 bps), 4/4/29	$ 1,503,544
	Total Lottery Services	$1,503,544

11Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Machinery-Electrical — 0.3%
912,712	Dynamo Midco B.V., USD Facility B, 8.245% (Term SOFR + 400 bps), 9/30/31	$ 924,406
	Total Machinery-Electrical	$924,406

	Medical Diagnostic Imaging — 0.5%
1,694,690	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.079% (Term SOFR + 475 bps), 12/15/27	$ 1,698,291
	Total Medical Diagnostic Imaging	$1,698,291

	Medical Information Systems — 1.0%
1,955,698	athenahealth Group Inc., Initial Term Loan, 7.312% (Term SOFR + 300 bps), 2/15/29	$ 1,962,217
1,447,500	One Call Corp., First Lien Term B Loan, 10.062% (Term SOFR + 550 bps), 4/22/27	1,389,600
	Total Medical Information Systems	$3,351,817

	Medical Labs & Testing Services — 1.2%
1,390,266	Charlotte Buyer, Inc., First Lien First Refinancing Term Loan, 9.052% (Term SOFR + 475 bps), 2/11/28	$ 1,398,411
1,949,097	Phoenix Guarantor Inc., First Lien Tranche B-5 Term Loan, 6.812% (Term SOFR + 250 bps), 2/21/31	1,959,208
962,614	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.702% (Term SOFR + 425 bps), 10/1/28	958,831
	Total Medical Labs & Testing Services	$4,316,450

	Medical Products — 0.5%
1,679,754	Hanger, Inc., Initial Term Loan, 7.812% (Term SOFR + 350 bps), 10/23/31	$ 1,698,477
	Total Medical Products	$1,698,477

	Medical-Drugs — 2.2%
1,312,500	Bausch Health Companies Inc., Second Amendment Term Loan, 9.662% (Term SOFR + 525 bps), 2/1/27	$ 1,277,500
972,562	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.312% (Term SOFR + 400 bps), 4/23/31	981,072
823,775	Financiere Mendel, Additional Term USD Facility 1, 7.772% (Term SOFR + 325 bps), 11/8/30	830,297
1,141,470	Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 6.562% (Term SOFR + 225 bps), 5/5/28	1,145,988
Pioneer Floating Rate Fund | 1/31/2512

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
2,114,718	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 6.549% (Term SOFR + 225 bps), 5/19/31	$ 2,127,935
1,176,471	Padagis LLC, Term B Loan, 9.30% (Term SOFR + 475 bps), 7/6/28	1,116,176
	Total Medical-Drugs	$7,478,968

	Medical-Generic Drugs — 0.4%
1,340,624	Amneal Pharmaceuticals LLC, Initial Term Loan, 9.812% (Term SOFR + 550 bps), 5/4/28	$ 1,381,261
	Total Medical-Generic Drugs	$1,381,261

	Medical-Hospitals — 1.2%
1,763,080	EyeCare Partners LLC, Tranche B Term Loan, 5.393% (Term SOFR + 100 bps), 11/30/28	$ 1,403,117
1,939,645	Knight Health Holdings LLC, Term B Loan, 9.676% (Term SOFR + 525 bps), 12/23/28	1,124,994
1,600,988	LifePoint Health, Inc., 2024-2 First Lien Refinancing Term Loan, 7.965% (Term SOFR + 350 bps), 5/17/31	1,594,984
	Total Medical-Hospitals	$4,123,095

	Medical-Wholesale Drug Distribution — 1.6%
1,768,672	CVET Midco 2 LP, First Lien Initial Term Loan, 9.329% (Term SOFR + 500 bps), 10/13/29	$ 1,718,375
2,728,757	Gainwell Acquisition Corp., First Lien Term B Loan, 8.429% (Term SOFR + 400 bps), 10/1/27	2,625,577
1,275,360	Owens & Minor, Inc., Term B-1 Loan, 8.162% (Term SOFR + 375 bps), 3/29/29	1,292,099
	Total Medical-Wholesale Drug Distribution	$5,636,051

	Metal Processors & Fabrication — 0.4%
1,269,599	Grinding Media Inc.(Molycop Ltd.), 2024 First Lien Incremental Term Loan, 8.021% (Term SOFR + 350 bps), 10/12/28	$ 1,275,947
	Total Metal Processors & Fabrication	$1,275,947

	Metal-Aluminum — 0.7%
2,488,175	Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, 7.562% (Term SOFR + 325 bps), 8/18/30	$ 2,503,727
	Total Metal-Aluminum	$2,503,727

	Mining Services — 0.1%
258,923	Flame NewCo LLC, First Lien New Money Exit Term Loan, 6.412% (Term SOFR + 200 bps), 6/30/28	$ 255,039
	Total Mining Services	$255,039

13Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Non-hazardous Waste Disposal — 0.3%
913,000	Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 7.829% (Term SOFR + 350 bps), 10/24/31	$ 921,701
	Total Non-hazardous Waste Disposal	$921,701

	Office Automation & Equipment — 0.5%
1,144,000(b)	Pitney Bowes Inc., Term Loan B, 1/31/32	$ 1,132,560
673,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.426% (Term SOFR + 400 bps), 3/17/28	676,277
	Total Office Automation & Equipment	$1,808,837

	Oil & Gas Drilling — 0.4%
1,296,750	WaterBridge Midstream Operating LLC, Term Loan B, 9.077% (Term SOFR + 475 bps), 6/27/29	$ 1,310,528
	Total Oil & Gas Drilling	$1,310,528

	Pastoral & Agricultural — 0.4%
1,309,500	Alltech, Inc., Term B Loan, 8.426% (Term SOFR + 400 bps), 10/13/28	$ 1,316,047
	Total Pastoral & Agricultural	$1,316,047

	Pharmacy Services — 0.5%
1,625,372	Option Care Health, Inc., 2021 First Lien Refinancing Term Loan, 6.562% (Term SOFR + 225 bps), 10/27/28	$ 1,638,240
	Total Pharmacy Services	$1,638,240

	Physical Practice Management — 0.4%
1,266,847	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 8.09% (Term SOFR + 350 bps), 6/28/28	$ 1,178,168
268,240	Sound Inpatient Physicians, Inc., Tranche C Term Loan, 11.34% (Term SOFR + 675 bps), 6/28/29	193,635
	Total Physical Practice Management	$1,371,803

	Physical Therapy & Rehabilitation Centers — 0.8%
836,605	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 8.764% (Term SOFR + 425 bps), 11/24/28	$ 732,029
2,394,406	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.802% (Term SOFR + 425 bps), 11/20/26	2,038,238
	Total Physical Therapy & Rehabilitation Centers	$2,770,267

	Pipelines — 2.2%
1,907,461	Brazos Delaware II LLC, Refinancing Term Loan, 8.255% (Term SOFR + 350 bps), 2/11/30	$ 1,926,734
951,253	Buckeye Partners LP, 2025 Tranche B-6 Term Loan, 6.062% (Term SOFR + 175 bps), 11/22/30	953,259
Pioneer Floating Rate Fund | 1/31/2514

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
648,000	Epic Crude Services LP, Term Loan , 7.302% (Term SOFR + 300 bps), 10/15/31	$ 654,538
309,456	GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan, 6.302% (Term SOFR + 200 bps), 10/4/30	311,196
715,846	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 8.912% (Term SOFR + 450 bps), 9/19/29	720,208
1,931,013	Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 6.552% (Term SOFR + 225 bps), 10/5/28	1,939,762
1,093,179	Traverse Midstream Partners LLC, Advance, 7.291% (Term SOFR + 300 bps), 2/16/28	1,097,279
	Total Pipelines	$7,602,976

	Printing-Commercial — 0.4%
590,545	Cimpress Plc, 2024-2 Refinancing Tranche B-1 Term Loan, 6.812% (Term SOFR + 250 bps), 5/17/28	$ 592,022
905,000(b)	Verde Purchaser LLC, Initial Term Loan, 11/30/30	906,131
	Total Printing-Commercial	$1,498,153

	Professional Sports — 0.4%
815,902	Formula One Management Ltd., Facility B, 6.329% (Term SOFR + 200 bps), 9/30/31	$ 818,961
407,951(b)	Formula One Management Ltd., Incremental Term Facility, 9/10/31	409,481
	Total Professional Sports	$1,228,442

	Property & Casualty Insurance — 2.4%
613,577	Asurion LLC, First Lien New B-12 Term Loan, 8.676% (Term SOFR + 425 bps), 9/19/30	$ 613,513
1,414,150	Asurion LLC, New B-10 Term Loan, 8.412% (Term SOFR + 400 bps), 8/19/28	1,414,150
788,977	Asurion LLC, New B-11 Term Loan, 8.662% (Term SOFR + 425 bps), 8/19/28	791,048
1,944,444	Asurion LLC, New B-9 Term Loan, 7.676% (Term SOFR + 325 bps), 7/31/27	1,944,293
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 9.676% (Term SOFR + 525 bps), 1/20/29	731,451
2,671,738	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 7.312% (Term SOFR + 300 bps), 7/31/31	2,690,109
	Total Property & Casualty Insurance	$8,184,564

15Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Protection-Safety — 0.3%
970,131	Prime Security Services Borrower LLC, 2024-1 First Lien Refinancing Term B-1 Loan, 6.326% (Term SOFR + 200 bps), 10/13/30	$ 973,567
	Total Protection-Safety	$973,567

	Publishing — 1.5%
1,641,750	Cengage Learning, Inc., 2024 Refinancing Term Loan, 8.014% (Term SOFR + 350 bps), 3/24/31	$ 1,651,909
1,458,807	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.662% (Term SOFR + 525 bps), 4/9/29	1,434,555
2,091,268	McGraw-Hill Education, Inc., 2024 Term Loan, 8.329% (Term SOFR + 400 bps), 8/6/31	2,114,795
	Total Publishing	$5,201,259

	Publishing-Periodicals — 0.2%
851,036	MJH Healthcare Holdings LLC, 2024 Refinancing Term B Loan, 7.662% (Term SOFR + 325 bps), 1/28/29	$ 854,759
	Total Publishing-Periodicals	$854,759

	Recreational Centers — 1.2%
1,888,317	Bulldog Purchaser, Inc., 2024 New Term Loan (First Lien), 8.046% (Term SOFR + 375 bps), 6/27/31	$ 1,895,791
1,973,995	Fitness International LLC, Term B Loan, 9.562% (Term SOFR + 525 bps), 2/12/29	1,989,108
325,000	Life Time, Inc., 2024 New Term Loan, 6.796% (Term SOFR + 250 bps), 11/5/31	326,998
	Total Recreational Centers	$4,211,897

	Recycling — 0.5%
1,739,909	LTR Intermediate Holdings, Inc., Initial Term Loan, 8.926% (Term SOFR + 450 bps), 5/5/28	$ 1,713,811
	Total Recycling	$1,713,811

	REITS-Storage — 0.1%
350,833	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.312% (Term SOFR + 200 bps), 1/31/31	$ 351,052
	Total REITS-Storage	$351,052

	Rental Auto & Equipment — 0.7%
1,303,450	Albion Financing 3 S.a.r.l. (Albion Financing LLC), 2024 Amended U.S. Dollar Term Loan, 8.80% (Term SOFR + 425 bps), 8/16/29	$ 1,315,126
338,000(b)	Albion Financing 3 S.a.r.l., Term Loan B, 8/16/29	340,746
Pioneer Floating Rate Fund | 1/31/2516

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — (continued)
811,975	Hertz Corp., Initial Term B Loan, 7.926% (Term SOFR + 350 bps), 6/30/28	$ 733,949
158,576	Hertz Corp., Initial Term C Loan, 7.926% (Term SOFR + 350 bps), 6/30/28	143,338
	Total Rental Auto & Equipment	$2,533,159

	Resorts/Theme Parks — 0.3%
1,119,375	Six Flags Entertainment Corp., Initial Term B Loan, 6.357% (Term SOFR + 200 bps), 5/1/31	$ 1,123,922
	Total Resorts/Theme Parks	$1,123,922

	Retail — 2.9%
1,245,527	Great Outdoors Group LLC, Term B-3 Loan, 7.552% (Term SOFR + 325 bps), 1/23/32	$ 1,254,480
1,516,857	Harbor Freight Tools USA, Inc., Replacement Term Loan, 6.812% (Term SOFR + 250 bps), 6/11/31	1,510,695
992,435	Highline Aftermarket Acquisition LLC, 2024-1 First Lien Refinancing Term Loan, 8.312% (Term SOFR + 400 bps), 11/9/27	998,638
453,333	Kodiak BP LLC, Initial Term Loan, 8.046% (Term SOFR + 375 bps), 12/4/31	454,224
263,675	MI Windows and Doors LLC, Term B-2 Loan, 7.312% (Term SOFR + 300 bps), 3/28/31	266,332
1,447,500	Michaels Companies, Inc., Term B Loan, 8.84% (Term SOFR + 425 bps), 4/15/28	1,181,522
2,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.84% (Term SOFR + 325 bps), 3/3/28	2,001,496
1,640,500	PetSmart LLC, Initial Term Loan, 8.162% (Term SOFR + 375 bps), 2/11/28	1,650,497
926,561	RVR Dealership Holdings LLC, Term Loan, 8.162% (Term SOFR + 375 bps), 2/8/28	873,863
	Total Retail	$10,191,747

	Retail-Catalog Shopping — 0.2%
973,346	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 7.891% (Term SOFR + 350 bps), 11/1/28	$ 693,915
	Total Retail-Catalog Shopping	$693,915

	Retail-Miscellaneous/Diversified — 0.5%
573,069	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 7.926% (Term SOFR + 350 bps), 9/29/28	$ 566,008
17Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Retail-Miscellaneous/Diversified — (continued)
595,500	Peer Holding III B.V., Facility B4, 7.579% (Term SOFR + 325 bps), 10/28/30	$ 599,781
640,000	Peer Holding III B.V., USD Additional Facility 2, 7.329% (Term SOFR + 300 bps), 7/1/31	644,133
	Total Retail-Miscellaneous/Diversified	$1,809,922

	Retail-Restaurants — 0.5%
1,599,960	1011778 B.C. Unlimited Liability Co., Term B-6 Loan, 6.062% (Term SOFR + 175 bps), 9/20/30	$ 1,597,210
	Total Retail-Restaurants	$1,597,210

	Schools — 0.2%
779,997	Bach Finance Ltd., Initial Dollar Term Loan, 7.496% (Term SOFR + 325 bps), 1/9/32	$ 790,965
	Total Schools	$790,965

	Security Services — 1.7%
2,608,145	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.162% (Term SOFR + 375 bps), 5/12/28	$ 2,621,168
3,121,921	Garda World Security Corp., Tenth Additional Term Loan, 7.805% (Term SOFR + 350 bps), 2/1/29	3,135,579
	Total Security Services	$5,756,747

	Semiconductor Equipment — 0.3%
954,527	MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 6.305% (Term SOFR + 200 bps), 8/17/29	$ 960,493
	Total Semiconductor Equipment	$960,493

	Telecom Services — 0.5%
1,605,000	Windstream Services LLC, 2024 Term Loan, 9.162% (Term SOFR + 475 bps), 10/1/31	$ 1,621,050
	Total Telecom Services	$1,621,050

	Telecommunication Equipment — 0.3%
982,588	Ciena Corp., 2025 Term Loan, 6.051% (Term SOFR + 825 bps), 10/24/30	$ 986,887
	Total Telecommunication Equipment	$986,887

Pioneer Floating Rate Fund | 1/31/2518

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.8%
952,352	Level 3 Financing, Inc., Term B-1, 10.872% (Term SOFR + 656 bps), 4/15/29	$ 966,297
1,702,352	Level 3 Financing, Inc., Term B-2, 10.872% (Term SOFR + 656 bps), 4/15/30	1,724,518
	Total Telephone-Integrated	$2,690,815

	Television — 0.1%
457,700	Gray Television, Inc., Term F Loan, 9.587% (Term SOFR + 525 bps), 6/4/29	$ 435,006
	Total Television	$435,006

	Theaters — 1.0%
2,077,087	Cirque du Soleil Canada, Inc., Refinancing Term Loan, 8.079% (Term SOFR + 375 bps), 3/8/30	$ 2,064,972
1,247,000	Crown Finance US, Inc., Initial Term Loan, 9.587% (Term SOFR + 525 bps), 12/2/31	1,246,844
	Total Theaters	$3,311,816

	Transportation Services — 1.4%
992,584	AIT Worldwide Logistics Holdings, Inc., First Lien Fifth Amendment Extended Term Loan, 9.278% (Term SOFR + 475 bps), 4/8/30	$ 999,408
1,637,434	Carriage Purchaser, Inc., Term B Loan, 8.312% (Term SOFR + 400 bps), 10/2/28	1,645,366
1,596,322	First Student Bidco Inc., Initial Term B Loan, 6.892% (Term SOFR + 250 bps), 7/21/28	1,601,810
488,174	First Student Bidco Inc., Initial Term C Loan, 6.892% (Term SOFR + 250 bps), 7/21/28	489,852
	Total Transportation Services	$4,736,436

	Transport-Rail — 0.6%
1,987,441	Genesee & Wyoming Inc., Initial Term Loan, 6.079% (Term SOFR + 175 bps), 4/10/31	$ 1,987,524
	Total Transport-Rail	$1,987,524

	Veterinary Diagnostics — 0.2%
626,008	Southern Veterinary Partners LLC, 2024-3 First Lien New Term Loan, 7.715% (Term SOFR + 325 bps), 12/4/31	$ 631,535
	Total Veterinary Diagnostics	$631,535

	Total Senior Secured Floating Rate Loan Interests (Cost $284,904,962)	$281,621,910

19Pioneer Floating Rate Fund | 1/31/25

Shares		Value
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.0%†
26,228(d)	LB New Holdco	$ 111,469
	Total Construction & Engineering	$111,469

	Healthcare-Services — 0.0%
396,983(d)+	Sound Inpatient Physicians Holdings	$ —
17,772(d)+	Sound Inpatient Physicians, Inc.	—
	Total Healthcare-Services	$—

	Metals & Mining — 0.0%†
3,810	Flame Co.	$ 15,240
	Total Metals & Mining	$15,240

	Passenger Airlines — 0.2%
33,954(d)	Grupo Aeromexico SAB de CV	$ 710,038
	Total Passenger Airlines	$710,038

	Pharmaceuticals — 0.1%
14,321(d)	Endo, Inc.	$ 378,074
	Total Pharmaceuticals	$378,074

	Total Common Stocks (Cost $1,352,678)	$1,214,821

Principal Amount USD ($)
	Asset Backed Securities — 1.7% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.062% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 999,574
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 11.162% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	1,008,644
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 10.643% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	996,250
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 11.374% (3 Month Term SOFR + 707 bps), 1/17/34 (144A)	999,144
Pioneer Floating Rate Fund | 1/31/2520

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 7.164% (3 Month Term SOFR + 286 bps), 4/15/31 (144A)	$ 1,000,490
1,000,000(a)	Madison Park Funding XXIX LTD, Series 2018-29A, Class D, 7.555% (3 Month Term SOFR + 326 bps), 10/18/30 (144A)	1,005,320
	Total Asset Backed Securities (Cost $5,975,411)	$6,009,422

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
420,000(a)	BX Trust, Series 2022-PSB, Class F, 11.639% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 424,198
74,237(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.892% (SOFR30A + 636 bps), 1/25/27 (144A)	68,015
105,854(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.642% (SOFR30A + 911 bps), 7/25/30 (144A)	100,920
	Total Commercial Mortgage-Backed Securities (Cost $602,783)	$593,133

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
40,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 41,640
	Total Entertainment	$41,640

	Total Convertible Corporate Bonds (Cost $40,000)	$41,640

	Corporate Bonds — 4.7% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 235,938
	Total Advertising	$235,938

	Auto Parts & Equipment — 0.1%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 253,306
	Total Auto Parts & Equipment	$253,306

	Banks — 0.6%
500,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 529,336
21Pioneer Floating Rate Fund | 1/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
1,000,000	KeyBank N.A., 4.90%, 8/8/32	$ 950,041
500,000(e)	UniCredit S.p.A., 5.861% (5 Year USD Swap Rate + 370 bps), 6/19/32 (144A)	500,231
	Total Banks	$1,979,608

	Chemicals — 0.2%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 238,618
610,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	552,447
	Total Chemicals	$791,065

	Commercial Services — 0.8%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 503,151
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	476,715
1,000,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	1,039,436
1,000,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	945,164
	Total Commercial Services	$2,964,466

	Diversified Financial Services — 0.1%
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	$ 431,972
	Total Diversified Financial Services	$431,972

	Electric — 0.5%
1,250,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 1,106,822
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	474,514
	Total Electric	$1,581,336

	Healthcare-Services — 0.3%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 139,377
845,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	859,284
	Total Healthcare-Services	$998,661

	Internet — 0.3%
1,000,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 998,990
	Total Internet	$998,990

	Iron & Steel — 0.1%
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	$ 246,129
	Total Iron & Steel	$246,129

Pioneer Floating Rate Fund | 1/31/2522

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — 0.1%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 254,846
	Total Leisure Time	$254,846

	Media — 0.1%
400,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	$ 398,035
	Total Media	$398,035

	Oil & Gas — 0.3%
1,000,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 964,492
	Total Oil & Gas	$964,492

	Packaging & Containers — 0.3%
1,000,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 1,015,961
	Total Packaging & Containers	$1,015,961

	Pipelines — 0.2%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 348,440
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	462,514
	Total Pipelines	$810,954

	REITs — 0.2%
750,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	$ 801,887
	Total REITs	$801,887

	Retail — 0.1%
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 288,487
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	200,823
	Total Retail	$489,310

	Software — 0.3%
1,000,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	$ 982,989
	Total Software	$982,989

	Total Corporate Bonds (Cost $16,044,435)	$16,199,945

23Pioneer Floating Rate Fund | 1/31/25

Shares		Value
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 11,934
	Total Trading Companies & Distributors	$11,934

	Total Right/Warrant (Cost $—)	$11,934

Principal Amount USD ($)
	Insurance-Linked Securities — 1.2% of Net Assets#
	Event Linked Bonds — 1.2%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	$ 255,475
	Health – U.S. — 0.1%
250,000(a)	Vitality Re XIII, 6.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 249,175
250,000(a)	Vitality Re XIV, 7.784%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	253,050
		$502,225

	Multiperil – U.S. — 0.6%
250,000(a)	Bonanza Re, 8.034%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 249,025
250,000(a)	Matterhorn Re, 9.627%, (SOFR + 525 bps), 3/24/25 (144A)	251,000
250,000(a)	Matterhorn Re, 12.127%, (SOFR + 775 bps), 3/24/25 (144A)	251,000
250,000(a)	Residential Re, 10.334%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	245,775
250,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	250,225
250,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	249,775
250,000(a)	Sanders Re II, 7.284%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	248,750
250,000(a)	Sanders Re III, 7.694%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	246,625
		$1,992,175

Pioneer Floating Rate Fund | 1/31/2524

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
Multiperil – U.S. & Canada — 0.1%
250,000(a)	Kilimanjaro II Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 264,150
250,000(a)	Kilimanjaro II Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	265,300
$529,450

Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 252,875
Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 11.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 25,000
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 13.874%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 252,000
Windstorm – U.S. Northeast — 0.1%
250,000(a)	3264 Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 267,100
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.047%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 252,925
	Total Event Linked Bonds	$4,329,225

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(f)+	Harambee Re 2018, 12/31/25	$ 240
400,000(f)+	Harambee Re 2019, 12/31/25	—
		$240

	Multiperil – Worldwide — 0.0%†
19,715(f)+	Alturas Re 2022-2, 12/31/27	$ 1,102
	Total Reinsurance Sidecars	$1,342

	Total Insurance-Linked Securities (Cost $4,502,991)	$4,330,567

25Pioneer Floating Rate Fund | 1/31/25

Shares		Value
	Investment Companies — 2.9% of Net Assets
328,600	Invesco Senior Loan ETF	$ 6,917,030
75,000	SPDR Blackstone Senior Loan ETF	3,147,000
	Total Investment Companies (Cost $10,080,548)	$10,064,030

Principal Amount USD ($)
SHORT TERM INVESTMENTS — 10.0% of Net Assets
Repurchase Agreements — 2.9%
10,000,000	Bank of America, 4.34%, dated 1/31/25, to be purchased on 2/3/25 for $10,003,617, collateralized by $10,200,046, U.S. Treasury Inflation-Protected Security, 0.88%, 1/15/29	$ 10,000,000
$10,000,000

Shares
	Open-End Fund — 7.1%
24,602,655(g)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 24,602,655
		$24,602,655

	TOTAL SHORT TERM INVESTMENTS (Cost $34,602,655)	$34,602,655

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.2% (Cost $358,106,463)	$354,690,057
	OTHER ASSETS AND LIABILITIES — (2.2)%	$(7,804,592)
	net assets — 100.0%	$346,885,465

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Pioneer Floating Rate Fund | 1/31/2526

Schedule of Investments  |  1/31/25
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $25,693,988, or 7.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$250,000	$267,100
Alturas Re 2022-2	4/11/2023	—	1,102
Bonanza Re	12/16/2024	250,000	249,025
Cape Lookout Re	3/16/2022	250,000	252,000
Commonwealth Re	6/15/2022	250,000	252,925
FloodSmart Re	2/23/2023	250,000	255,475
Harambee Re 2018	12/19/2017	6,949	240
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	250,000	25,000
Kilimanjaro II Re	6/24/2024	250,000	264,150
Kilimanjaro II Re	6/24/2024	250,000	265,300
Long Point Re IV	5/13/2022	250,000	252,875
Matterhorn Re	3/10/2022	250,000	251,000
Matterhorn Re	3/10/2022	250,000	251,000
Residential Re	10/28/2021	250,000	245,775
Sanders Re	12/10/2024	250,000	250,225
Sanders Re	12/10/2024	250,000	249,775
Sanders Re II	11/23/2021	250,000	248,750
Sanders Re III	3/22/2022	250,000	246,625
27Pioneer Floating Rate Fund | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Vitality Re XIII	3/6/2023	$246,042	$249,175
Vitality Re XIV	1/25/2023	250,000	253,050
Total Restricted Securities			$4,330,567
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	739,624	MXN	15,183,481	Bank of America NA	3/27/25	$13,344
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$13,344
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP — Great British Pound
MXN — Mexican Peso
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$281,621,910	$—	$281,621,910
Common Stocks
Healthcare-Services	—	—	—*	—*
Pharmaceuticals	378,074	—	—	378,074
All Other Common Stocks	—	836,747	—	836,747
Asset Backed Securities	—	6,009,422	—	6,009,422
Commercial Mortgage-Backed Securities	—	593,133	—	593,133
Convertible Corporate Bonds	—	41,640	—	41,640
Corporate Bonds	—	16,199,945	—	16,199,945
Right/Warrant	11,934	—	—	11,934
Pioneer Floating Rate Fund | 1/31/2528

Schedule of Investments  |  1/31/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	$—	$—	$240	$240
Multiperil – Worldwide	—	—	1,102	1,102
All Other Insurance-Linked Securities	—	4,329,225	—	4,329,225
Investment Companies	10,064,030	—	—	10,064,030
Repurchase Agreements	—	10,000,000	—	10,000,000
Open-End Fund	24,602,655	—	—	24,602,655
Total Investments in Securities	$35,056,693	$319,632,022	$1,342	$354,690,057
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$13,344	$—	$13,344
Total Other Financial Instruments	$—	$13,344	$—	$13,344
*	Securities valued at $0.
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
29Pioneer Floating Rate Fund | 1/31/25